Fair Value Measurements (Details) - Schedule of quantitative information regarding level 3 fair value measurements - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Share price (in Dollars per share)	$ 10.21	$ 10.24
Expected volatility	6.50%	11.70%
Expected life	5 years 4 months 20 days	5 years 10 months 28 days
Risk-free interest rate	1.29%	0.49%
Dividend yield
Convertible Promissory Note [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Share price (in Dollars per share)	$ 10.82
Probability of transaction	90.00%
Expected volatility	4.90%
Risk-free interest rate	0.84%
Time to Expiration (in years)	4 months 20 days
Dividend yield	0.00%